Loans and Borrowings - Additional Information (Details)			12 Months Ended
	Oct. 16, 2017 EUR (€) DebtInstrument € / shares	Dec. 31, 2014 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 23, 2008 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized			€ 14,908,000	€ 18,165,000	€ 9,104,000
Other non-current loans and borrowings			11,873,000	14,939,000	7,255,000	[1]
Convertible Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Convertible bond, yearly interest			6,300,000
Convertible loan nominal amount			180,000,000
BPI FRANCE - IT-DIAB
Disclosure Of Detailed Information About Borrowings [Line Items]
Discounted rate		5.19%
BPI FRANCE - IT-DIAB | Conditional
Disclosure Of Detailed Information About Borrowings [Line Items]
Advances received							€ 3,229,000
BPI FRANCE - IT-DIAB | Non-repayable
Disclosure Of Detailed Information About Borrowings [Line Items]
Government grants							€ 3,947,000
OCEANEs
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of debt instruments issued | DebtInstrument	6,081,081
Buyback (nominal amount)	29.60
Aggregate nominal amount	€ 180,000,000		€ 180,000,000
Exchange or conversion premium	30.00%
Reference share price | € / shares	€ 22.77
Interest rate	7.20%
Debt maturity date			October 16, 2022
Trading period	20 days
Redemption prior to maturity terms			Redemption prior to maturity is at the option of the Company from November 6, 2020 if the arithmetic volume-weighted average price of the Company's share price and the then-prevailing conversion ratio (over a 20-day trading period) exceeds 150% of the nominal value of the OCEANEs.
New debt recognized			€ 170,782,000	165,454,000	160,489,000
Liability, current			1,312,000	1,312,000	1,312,000
Other non-current loans and borrowings			€ 169,470,000	€ 164,142,000	€ 159,176,000
OCEANEs | Annual Nominal Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	3.50%
Conditional Advances | BPI FRANCE - IT-DIAB | Additional Payments
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum amount to be paid if any further amounts to be paid as conditional advance		€ 14,800,000

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.